Time charter revenues and related contract balances - Disaggregated revenue by segment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020
Lease revenues, excluding amortization	$ 21,733	$ 21,830	$ 64,759	$ 66,224
Time charter service revenues, excluding amortization	14,557	14,777	42,369	43,170
Amortization of above market contract intangibles	(694)	(694)	(2,060)	(2,358)	$ (3,052)
Total revenues	35,596	35,913	105,068	107,036
Total segment reporting [Member]
Lease revenues, excluding amortization	28,208	28,306	83,974	85,509
Time charter service revenues, excluding amortization	18,234	18,515	52,684	55,415
Amortization of above market contract intangibles	(694)	(694)	(2,060)	(2,358)
Amortization of deferred revenue for modifications & drydock	683	682	2,049	2,031
Total revenues	46,431	46,809	136,647	140,597
Majority held FSRUs [Member]
Lease revenues, excluding amortization	21,733	21,830	64,759	66,224
Time charter service revenues, excluding amortization	14,557	14,777	42,369	43,170
Amortization of above market contract intangibles	(694)	(694)	(2,060)	(2,358)	(3,052)
Total revenues	35,596	35,913	105,068	107,036
Joint venture FSRUs [Member]
Lease revenues, excluding amortization	6,475	6,476	19,215	19,285
Time charter service revenues, excluding amortization	3,677	3,738	10,315	12,245
Amortization of above market contract intangibles			0		0
Amortization of deferred revenue for modifications & drydock	683	682	2,049	2,031
Total revenues	10,835	10,896	31,579	33,561
Other Segments [Member]
Amortization of above market contract intangibles			0		0
Total revenues	0	0	0	0
Eliminations [Member]
Lease revenues, excluding amortization	(6,475)	(6,476)	(19,215)	(19,285)
Time charter service revenues, excluding amortization	(3,677)	(3,738)	(10,315)	(12,245)
Amortization of above market contract intangibles			0		$ 0
Amortization of deferred revenue for modifications & drydock	(683)	(682)	(2,049)	(2,031)
Total revenues	$ (10,835)	$ (10,896)	$ (31,579)	$ (33,561)